OTHER NON-INTEREST INCOME (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Other Noninterest Income Details [Abstract]
Income from insurance operations	€ 477		€ 508	€ 514
Gain on disposal of subsidiaries	0		11	0
Gain on disposal of premises	1		1	0
Hotel revenues	28		31	28
Other	100		122	249
Total	€ 606	$ 693	€ 673	€ 791